Stock Options (Tables)	12 Months Ended
Jun. 30, 2014
Stock Options [Abstract]
Summary of activity and position of options

	Number of Stock Options
	2014	2013
Outstanding at the beginning of the year	100,000	-
Granted	250,000	100,000
Exercised	-	-
Expired	-	-
Outstanding at the end of the year	350,000	100,000
Exercisable at the end of the year	101,990	-

Schedule of options outstanding

Weighted
			Average	Weighted		Weighted
			Remaining	Average		Average
			Life	Exercise		Exercise
		Options	(Years)	Price	Options	Price
Year	Exercise Price	(Outstanding)	(Outstanding)	(Outstanding)	(Exercisable)	(Exercisable)

2014	$1.30 to $2.50	350,000	5.41	$2.09	101990	$1.90
2013	$2.5	100,000	2.80	$2.50	-	-